RIGHT-OF-USE ASSET (Details Narrative) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Right of use assets percentage		100.00%
Deposits to forfeited	$ 8,420